Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2021
Accounts receivable
Schedule of accounts receivable

	June 30,	December 31,
	2021	2020
Accounts receivable	5,002	5,043
Expected credit loss	(48)	(50)
	4,954	4,993

Revenue related to the steel sector — %	89.27%	87.25%

Schedule of impairment of accounts receivables recorded in income statement

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Impairment of accounts receivable recorded in the income statement	3	(3)	2	9